Share-Based Payment (Details 2) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Number of Options [Abstract]
Outstanding at beginning of year	$ 3,405,188	$ 3,197,616	$ 3,197,616
Granted during the year	621,200	544,800	790,300
Expired during the year	(10,938)		39,094
Exercised during the year	(467,557)	(466,375)	480,878
Forfeited during the year	(211,482)		62,756
Share options outstanding at end of period	3,336,411	3,276,041	3,405,188
Share options exercisable at end of period	$ 1,973,898	$ 1,438,658	$ 1,865,572
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year	$ 4.76	$ 3.07	$ 3.07
Granted during the year	4.68	10.93	8.82
Expired during the year	8		5.21
Exercised during the year	0.31	0.25	0.27
Forfeited during the year	8.23		6.16
Share options outstanding at end of period	5.14	4.78	4.76
Share options exercisable at end of period	$ 3.01	$ 2.16	$ 2.68